SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT REPORTING
Summary of Group's operating segment results

	For the year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Revenue:
Express delivery	12,850,067	17,740,176	21,839,107	3,136,991
Freight delivery	3,178,850	4,115,606	5,233,542	751,751
Supply chain management	1,854,356	2,326,487	2,381,848	342,131
Store +	2,226,034	2,845,141	2,817,202	404,666
Others	649,784	2,759,499	4,398,603	631,820
Inter-segment*	(769,529)	(1,825,930)	(1,494,413)	(214,659)
Total revenue	19,989,562	27,960,979	35,175,889	5,052,700
Cost of revenue:
Express delivery	12,508,090	16,953,251	21,150,925	3,038,140
Freight delivery	3,363,457	3,963,172	4,997,270	717,813
Supply chain management	1,746,999	2,224,749	2,270,514	326,139
Store +	2,072,912	2,590,022	2,495,503	358,457
Others	573,581	2,609,846	3,611,969	518,827
Inter-segment*	(761,028)	(1,821,198)	(1,309,318)	(188,072)
Total cost of revenue	19,504,011	26,519,842	33,216,863	4,771,304
Gross (loss)/profit:
Express delivery	341,977	786,925	688,182	98,851
Freight delivery	(184,607)	152,434	236,272	33,938
Supply chain management	107,357	101,738	111,334	15,992
Store +	153,122	255,119	321,699	46,209
Others	76,203	149,653	786,634	112,993
Inter-segment*	(8,501)	(4,732)	(185,095)	(26,587)
Total gross profit	485,551	1,441,137	1,959,026	281,396

(*)   The inter-segment eliminations mainly consist of (i) express delivery services provided by the Express delivery services segment to the Supply chain management services segment; and (ii) supply chain management services provided by the Supply chain management services segment to the Store + services segment, and (iii) services provided by the Others segment to the Express delivery services, Freight delivery services and Supply chain management services segment, for the years ended December 31, 2017, 2018 and 2019, respectively.